Basis of presentation and accounting policies - Terminal Aeroportuaria Guayaquil S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-current assets	$ 2,994,314	$ 2,885,658
Current assets	626,317	519,993
Total assets	3,620,631	3,405,651
Non-current liabilities	2,004,736	2,047,811
Current liabilities	842,287	552,554
Total liabilities	2,847,023	2,600,365
Equity	773,608	805,286	$ 1,198,614	$ 1,222,697
Revenue	706,913	607,356	1,558,640
Gross profit	84,532	(46,227)	420,215
Operating (loss) / income	6,460	(163,698)	223,635
Financial results	(96,500)	(206,331)	(207,023)
Share of income in associates	(629)	(1,667)	(1,416)
Income tax	69,111	(14,295)	17,079
Net (loss) / income	(180,976)	(361,893)	(5,820)
Other comprehensive loss for the year	138,722	(33,293)	(25,020)
Total comprehensive income for the year	(42,254)	(395,186)	$ (30,840)
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Non-current assets	57,798	64,580
Current assets	43,357	30,209
Total assets	101,155	94,789
Non-current liabilities	20,051	25,451
Current liabilities	35,749	27,544
Total liabilities	55,800	52,995
Equity	45,355	41,794
Revenue	65,155	49,741
Gross profit	20,784	6,988
Operating (loss) / income	9,150	(3,728)
Financial results	(1,413)	(1,514)
Income tax	(971)	(42)
Net (loss) / income	6,766	(5,284)
Other comprehensive loss for the year	(205)	(11)
Total comprehensive income for the year	6,561	(5,295)
Dividends paid	3,000	0
Increase/(decrease) in cash
(Used in) / Provided by operating activities	21,877	(24,544)
(Used in) / Provided by investing activities	(20,076)	(1,861)
(Used in) / provided by financing activities	$ (10,245)	$ 7,510